Investments - Investments in Associates and Joint Ventures (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) € / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) € / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 32,415,575	R$ 32,415,575	R$ 44,810,300	R$ 44,810,300	R$ 33,166,365	R$ 15,175,130
Income (expenses) of the year	R$ (7,044,706)		R$ 14,106,381		R$ 23,394,887
%	100.00%		100.00%
In the income (expenses) for the year	R$ (13,845)		R$ (19,379)
Non-current financial assets at fair value through other comprehensive income	1,591,437	1,591,437	379,126	379,126
Associate | Foreign
Disclosure of joint ventures [line items]
Carrying amount	125,316	125,316	96,123	96,123
In the income (expenses) for the year	R$ (26,656)		(32,557)
Ensyn Corporation | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	24.80%
Carrying amount	R$ 2	2	387	387
In the income (expenses) for the year	R$ (6,966)		(12,448)
Spinnova Plc | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	18.77%
Carrying amount	R$ 95,254	95,254	95,736	95,736
In the income (expenses) for the year	(19,690)		(20,109)
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount	328,055	328,055	259,397	259,397
In the income (expenses) for the year	R$ 12,811		13,178
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)	16.66%
Carrying amount	R$ 2,923	2,923	2,797	2,797
In the income (expenses) for the year	R$ (4,874)		(2,203)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)	49.90%
Carrying amount	R$ 193,901	193,901	156,703	156,703
In the income (expenses) for the year	R$ 37,199		35,161
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	50.00%
Carrying amount	R$ 6,378	6,378	4,987	4,987
In the income (expenses) for the year
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	50.00%
Carrying amount	R$ 124,853	124,853	94,910	94,910
In the income (expenses) for the year	(19,514)		(19,780)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the year
Non-current financial assets at fair value through other comprehensive income	R$ 1,138,066	1,138,066	23,606	23,606
Bem Agro Integração e Desenvolvimento S.A. (Indirect) (4)
Disclosure of joint ventures [line items]
%	5.82%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) (4) | Domestic (Brazil)
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 4,026	4,026
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%	8.28%
Celluforce Inc. (Direct) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 27,823	27,823	23,606	23,606
Nfinite Nanotechnology Inc. (Indirect) (2)
Disclosure of joint ventures [line items]
%	5.00%
Nfinite Nanotechnology Inc. (Indirect) (2) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 6,347	6,347
Lenzing Aktiengesellschaft (Indirect) (5)
Disclosure of joint ventures [line items]
%	15.00%
Lenzing Aktiengesellschaft (Indirect) (5) | Foreign
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 1,099,870	1,099,870
Simplifyber, Inc (Indirect) (6) | Foreign
Disclosure of joint ventures [line items]
Participation equity (%)	13.91%
Carrying amount	R$ 30,060	30,060
In the income (expenses) for the year
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity	6	6
Income (expenses) of the year	(17,776)
Spinnova Plc
Disclosure of joint ventures [line items]
Equity	507,482	R$ 507,482
Income (expenses) of the year	(56,117)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares		R$ 0.95		R$ 2.40
Biomas | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	17,536	R$ 17,536
Income (expenses) of the year	(30,151)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
Disclosure of joint ventures [line items]
Equity	388,580	388,580
Income (expenses) of the year	74,547
F&E Technologies LLC | Foreign
Disclosure of joint ventures [line items]
Equity	12,756	12,756
Income (expenses) of the year
Woodspin Oy | Foreign
Disclosure of joint ventures [line items]
Equity	249,706	249,706
Income (expenses) of the year	(38,665)
Simplifyber, Inc (Indirect) (6)
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the year